Summary of Significant Accounting Policies - Additional Information (FY) (Details) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2023	Dec. 31, 2023 USD ($) segment
Accounting Policies [Abstract]
Number of operating segments | segment		1
Lessee, Lease, Description [Line Items]
Impairment to goodwill		$ 0
Impairment of intangible assets		$ 0
Astellas Gene Therapies
Lessee, Lease, Description [Line Items]
Reimbursement percentage, budgeted costs incurred to complete the development	25.00%
Minimum
Lessee, Lease, Description [Line Items]
Lease term		2 years
Lease renewal term		1 year
Maximum
Lessee, Lease, Description [Line Items]
Lease term		8 years
Lease renewal term		5 years